Segmented Information (Capital Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Capital expenditures	$ 2,712	$ 3,476	$ 4,610
Canadian Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,365	1,567	2,031
USA Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,283	1,727	2,446
Market Optimization [Member]
Segment Reporting Information [Line Items]
Capital expenditures	3	7	2
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 61	$ 175	$ 131